Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)		12 Months Ended
	Feb. 15, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Notes Payable [Abstract]
Balance		$ 578,708
Proceeds (face amount of note)	$ 40,000	750,000	628,708
Derivative liability recognized as debt discount		(953,571)
Guaranteed interest recorded to convertible note payable			5,000
Original issue debt discount			(10,000)
Guaranteed interest – debt discount			(5,000)
Repayments including guaranteed interest			(55,000)
Amortization of debt discount		796,276	15,000
Balance		$ 1,171,413	$ 578,708